Shareholder Report, Average Annual Return (Details)	7 Months Ended
	May 31, 2024	May 31, 2024
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Amazon (AMZN) ETF NAV
Average Annual Return, Percent		29.12%
Kurv Yield Premium Strategy Apple (AAPL) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kurv Yield Premium Strategy Apple (AAPL) ETF NAV
Average Annual Return, Percent	8.30%
Kurv Yield Premium Strategy Google (GOOGL) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Google (GOOGL) ETF NAV
Average Annual Return, Percent		31.72%
Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Microsoft (MSFT) ETF NAV
Average Annual Return, Percent		17.91%
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kurv Yield Premium Strategy Netflix (NFLX) ETF NAV
Average Annual Return, Percent	37.16%
Kurv Yield Premium Strategy Tesla (TSLA) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kurv Yield Premium Strategy Tesla (TSLA) ETF NAV
Average Annual Return, Percent	(7.62%)
Class Kurv Yield Premium Strategy Amazon (AMZN) ETF-Kurv Yield Premium Strategy Amazon (AMZN) ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Amazon (AMZN) ETF Market
Average Annual Return, Percent		28.68%
Class Kurv Yield Premium Strategy Amazon (AMZN) ETF-S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		27.81%
Class Kurv Yield Premium Strategy Apple (AAPL) ETF-Kurv Yield Premium Strategy Apple (AAPL) ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kurv Yield Premium Strategy Apple (AAPL) ETF Market
Average Annual Return, Percent	8.38%
Class Kurv Yield Premium Strategy Apple (AAPL) ETF-S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	28.74%
Class Kurv Yield Premium Strategy Google (GOOGL) ETF-Kurv Yield Premium Strategy Google (GOOGL) ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Google (GOOGL) ETF Market
Average Annual Return, Percent		31.65%
Class Kurv Yield Premium Strategy Google (GOOGL) ETF-S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		27.81%
Class Kurv Yield Premium Strategy Microsoft (MSFT) ETF-Kurv Yield Premium Strategy Microsoft (MSFT) ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Microsoft (MSFT) ETF Market
Average Annual Return, Percent		17.45%
Class Kurv Yield Premium Strategy Microsoft (MSFT) ETF-S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		27.81%
Class Kurv Yield Premium Strategy Netflix (NFLX) ETF-Kurv Yield Premium Strategy Netflix (NFLX) ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kurv Yield Premium Strategy Netflix (NFLX) ETF Market
Average Annual Return, Percent	37.06%
Class Kurv Yield Premium Strategy Netflix (NFLX) ETF-S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	28.74%
Class Kurv Yield Premium Strategy Tesla (TSLA) ETF-Kurv Yield Premium Strategy Tesla (TSLA) ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kurv Yield Premium Strategy Tesla (TSLA) ETF Market
Average Annual Return, Percent	(7.54%)
Class Kurv Yield Premium Strategy Tesla (TSLA) ETF-S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	28.74%